Lincoln Life Flexible Premium Variable Life Account LMB-V

Financial Statements as of and for the Year Ended December 31, 2024 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Lincoln National Life Insurance Company

and Contract Owners of Lincoln Life Flexible

Premium Variable Life Account LMB-V

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise the Lincoln Life Flexible Premium Variable Life Account LMB-V (the Account), as of December 31, 2024, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the related notes to the financial statements (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Lincoln Life Flexible Premium Variable Life Account LMB-V at December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and each of their financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

2000 Market Street,
Philadelphia, PA 19103
T +1 215 561 7300 F +1 215 569 8709

mitchelltitus.com

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Account’s auditor since 2020.

/s/ Mitchell & Titus, LLP

April 15, 2025

APPENDIX

List of Subaccounts

▪	BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares

▪	BNY Mellon Stock Index Fund, Inc. - Initial Shares

▪	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares

▪	BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares

▪	Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1

▪	Columbia Variable Portfolio - Government Money Market Fund - Class 1

▪	Columbia Variable Portfolio - Income Opportunities Fund - Class 1

▪	Columbia Variable Portfolio - Large Cap Growth Fund - Class 1

▪	Columbia Variable Portfolio - Small Cap Value Fund - Class 1

▪	Columbia Variable Portfolio - Strategic Income Fund - Class 1

▪	Franklin Growth and Income VIP Fund - Class 2

▪	Franklin Large Cap Growth VIP Fund - Class 2

▪	Franklin Strategic Income VIP Fund - Class 2

▪	INVESCO V.I. American Franchise Fund - Series 1

▪	INVESCO V.I. EQV International Equity Fund - Series 1

▪	INVESCO V.I. Government Securities Fund - Series 1

▪	INVESCO V.I. Technology Fund - Series 1

▪	MFS VIT II Core Equity Portfolio - Initial Class

▪	MFS VIT Growth Series - Initial Class

▪	MFS VIT II High Yield Portfolio - Initial Class

▪	MFS VIT Investor Trust Series - Initial Class

▪	MFS VIT Research Series - Initial Class

▪	MFS VIT Utilities Series - Initial Class

▪	Templeton Growth VIP Fund - Class 2

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

Subaccount	Investments	Total Assets	Net Assets
BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	$20,780	$20,780	$20,780
BNY Mellon Stock Index Fund, Inc. - Initial Shares	4,824,443	4,824,443	4,824,443
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	81,425	81,425	81,425
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	326,257	326,257	326,257
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	5,008,499	5,008,499	5,008,499
Columbia Variable Portfolio - Government Money Market Fund - Class 1	955,906	955,906	955,906
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	1,147,895	1,147,895	1,147,895
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	948,823	948,823	948,823
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	3,100,482	3,100,482	3,100,482
Columbia Variable Portfolio - Strategic Income Fund - Class 1	1,201,870	1,201,870	1,201,870
Franklin Growth and Income VIP Fund - Class 2	4,130,981	4,130,981	4,130,981
Franklin Large Cap Growth VIP Fund - Class 2	418,639	418,639	418,639
Franklin Strategic Income VIP Fund - Class 2	1,669,794	1,669,794	1,669,794
Invesco V.I. American Franchise Fund - Series 1	683,196	683,196	683,196
Invesco V.I. EQV International Equity Fund - Series 1	4,417,326	4,417,326	4,417,326
Invesco V.I. Government Securities Fund - Series 1	119,817	119,817	119,817
Invesco V.I. Technology Fund - Series 1	1,298,354	1,298,354	1,298,354
MFS VIT II Core Equity Portfolio - Initial Class	124,951	124,951	124,951
MFS VIT Growth Series - Initial Class	3,155,167	3,155,167	3,155,167
MFS VIT II High Yield Portfolio - Initial Class	168,797	168,797	168,797
MFS VIT Investors Trust Series - Initial Class	4,205,004	4,205,004	4,205,004
MFS VIT Research Series - Initial Class	4,391,939	4,391,939	4,391,939
MFS VIT Utilities Series - Initial Class	502,153	502,153	502,153
Templeton Growth VIP Fund - Class 2	2,314,962	2,314,962	2,314,962

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF OPERATIONS

Year Ended December 31, 2024

Subaccount	Dividends from investment income	Mortality expense and guarantee charges	NET INVESTMENT INCOME (LOSS)	Net realized gain (loss) on investments	Dividends from net realized gain on investments	TOTAL NET REALIZED GAIN (LOSS) ON INVESTMENTS	Net change in unrealized appreciation or depreciation on investments	NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	$-	$(227)	$(227)	$217	$-	$217	$4,218	$4,208
BNY Mellon Stock Index Fund, Inc. - Initial Shares	53,664	(33,349)	20,315	209,886	288,712	498,598	465,668	984,581
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	403	(1,018)	(615)	998	479	1,477	14,630	15,492
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	1,378	(2,838)	(1,460)	(509)	23,254	22,745	16,388	37,673
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	-	(32,186)	(32,186)	344,609	-	344,609	360,152	672,575
Columbia Variable Portfolio - Government Money Market Fund - Class 1	45,802	(7,848)	37,954	-	-	-	-	37,954
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	63,341	(7,701)	55,640	(13,950)	-	(13,950)	15,239	56,929
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	-	(7,737)	(7,737)	125,906	-	125,906	121,027	239,196
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	24,091	(20,282)	3,809	386	140,679	141,065	106,981	251,855
Columbia Variable Portfolio - Strategic Income Fund - Class 1	52,657	(8,234)	44,423	(8,839)	-	(8,839)	9,902	45,486
Franklin Growth and Income VIP Fund - Class 2	93,531	(27,880)	65,651	(495,247)	79,629	(415,618)	997,850	647,883
Franklin Large Cap Growth VIP Fund - Class 2	-	(4,806)	(4,806)	217	44,132	44,349	48,116	87,659
Franklin Strategic Income VIP Fund - Class 2	72,531	(11,594)	60,937	(19,928)	-	(19,928)	11,235	52,244
Invesco V.I. American Franchise Fund - Series 1	-	(6,478)	(6,478)	15,376	-	15,376	182,755	191,653
Invesco V.I. EQV International Equity Fund - Series 1	75,892	(27,708)	48,184	25,978	22,561	48,539	(100,971)	(4,248)
Invesco V.I. Government Securities Fund - Series 1	2,953	(1,099)	1,854	(2,334)	-	(2,334)	1,711	1,231
Invesco V.I. Technology Fund - Series 1	-	(8,214)	(8,214)	(190,302)	57,578	(132,724)	535,507	394,569
MFS VIT II Core Equity Portfolio - Initial Class	708	(978)	(270)	6,001	5,149	11,150	10,525	21,405
MFS VIT Growth Series - Initial Class	-	(21,594)	(21,594)	231,736	233,169	464,905	415,510	858,821
MFS VIT II High Yield Portfolio - Initial Class	10,144	(2,148)	7,996	(440)	-	(440)	1,238	8,794
MFS VIT Investors Trust Series - Initial Class	28,450	(29,040)	(590)	240,639	289,481	530,120	189,615	719,145
MFS VIT Research Series - Initial Class	26,091	(28,587)	(2,496)	155,967	250,857	406,824	324,268	728,596
MFS VIT Utilities Series - Initial Class	11,651	(4,575)	7,076	13,405	14,377	27,782	17,643	52,501
Templeton Growth VIP Fund - Class 2	21,177	(14,492)	6,685	(14,443)	7,248	(7,195)	100,833	100,323

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2023 and 2024

	BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	BNY Mellon Stock Index Fund, Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	Columbia Variable Portfolio - Government Money Market Fund - Class 1	Columbia Variable Portfolio - Income Opportunities Fund - Class 1
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
NET ASSETS AT JANUARY 1, 2023	$28,896	$3,776,935	$56,185	$317,399	$4,246,396	$1,042,826	$981,220

Changes From Operations:
Net investment income (loss)	(292)	28,038	(356)	(823)	(28,454)	35,014	45,985
Total net realized gain (loss) on investments	(2,554)	288,135	7,560	19,561	213,194	-	(23,830)
Net change in unrealized appreciation or depreciation on investments	14,812	584,964	5,105	42,125	19,827	-	82,084

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,966	901,137	12,309	60,863	204,567	35,014	104,239

Change From Unit Transactions:
Net unit transactions	(23,639)	(394,381)	(1,377)	(44,406)	235,590	(173,432)	(15,939)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(23,639)	(394,381)	(1,377)	(44,406)	235,590	(173,432)	(15,939)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,673)	506,756	10,932	16,457	440,157	(138,418)	88,300

NET ASSETS AT DECEMBER 31, 2023	17,223	4,283,691	67,117	333,856	4,686,553	904,408	1,069,520

Changes From Operations:
Net investment income (loss)	(227)	20,315	(615)	(1,460)	(32,186)	37,954	55,640
Total net realized gain (loss) on investments	217	498,598	1,477	22,745	344,609	-	(13,950)
Net change in unrealized appreciation or depreciation on investments	4,218	465,668	14,630	16,388	360,152	-	15,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,208	984,581	15,492	37,673	672,575	37,954	56,929

Change From Unit Transactions:
Net unit transactions	(651)	(443,829)	(1,184)	(45,272)	(350,629)	13,544	21,446

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(651)	(443,829)	(1,184)	(45,272)	(350,629)	13,544	21,446

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,557	540,752	14,308	(7,599)	321,946	51,498	78,375

NET ASSETS AT DECEMBER 31, 2024	$20,780	$4,824,443	$81,425	$326,257	$5,008,499	$955,906	$1,147,895

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2023 and 2024

	Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	Columbia Variable Portfolio - Small Cap Value Fund - Class 1	Columbia Variable Portfolio - Strategic Income Fund - Class 1	Franklin Growth and Income VIP Fund - Class 2	Franklin Large Cap Growth VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Invesco V.I. American Franchise Fund - Series 1
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
NET ASSETS AT JANUARY 1, 2023	$684,859	$2,672,695	$1,033,734	$3,555,471	$341,088	$1,429,642	$526,667

Changes From Operations:
Net investment income (loss)	(6,614)	2,525	30,983	55,946	(4,234)	54,795	(5,754)
Total net realized gain (loss) on investments	122,891	109,667	(14,348)	(278,396)	(11,119)	(28,154)	18,353
Net change in unrealized appreciation or depreciation on investments	154,556	441,657	73,196	518,738	131,115	77,556	179,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	270,833	553,849	89,831	296,288	115,762	104,197	191,869

Change From Unit Transactions:
Net unit transactions	(142,510)	(283,367)	(13,957)	67,232	(98,816)	8,985	(112,046)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(142,510)	(283,367)	(13,957)	67,232	(98,816)	8,985	(112,046)

TOTAL INCREASE (DECREASE) IN NET ASSETS	128,323	270,482	75,874	363,520	16,946	113,182	79,823

NET ASSETS AT DECEMBER 31, 2023	813,182	2,943,177	1,109,608	3,918,991	358,034	1,542,824	606,490

Changes From Operations:
Net investment income (loss)	(7,737)	3,809	44,423	65,651	(4,806)	60,937	(6,478)
Total net realized gain (loss) on investments	125,906	141,065	(8,839)	(415,618)	44,349	(19,928)	15,376
Net change in unrealized appreciation or depreciation on investments	121,027	106,981	9,902	997,850	48,116	11,235	182,755

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	239,196	251,855	45,486	647,883	87,659	52,244	191,653

Change From Unit Transactions:
Net unit transactions	(103,555)	(94,550)	46,776	(435,893)	(27,054)	74,726	(114,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(103,555)	(94,550)	46,776	(435,893)	(27,054)	74,726	(114,947)

TOTAL INCREASE (DECREASE) IN NET ASSETS	135,641	157,305	92,262	211,990	60,605	126,970	76,706

NET ASSETS AT DECEMBER 31, 2024	$948,823	$3,100,482	$1,201,870	$4,130,981	$418,639	$1,669,794	$683,196

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2023 and 2024

	Invesco V.I. EQV International Equity Fund - Series 1	Invesco V.I. Government Securities Fund - Series 1	Invesco V.I. Technology Fund - Series 1	MFS VIT II Core Equity Portfolio - Initial Class	MFS VIT Growth Series - Initial Class	MFS VIT II High Yield Portfolio - Initial Class	MFS VIT Investors Trust Series - Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
NET ASSETS AT JANUARY 1, 2023	$3,726,380	$105,918	$1,132,182	$112,260	$2,656,613	$149,762	$3,628,047

Changes From Operations:
Net investment income (loss)	(17,352)	1,286	(7,474)	(356)	(19,144)	6,807	1,257
Total net realized gain (loss) on investments	(34,142)	(831)	(201,530)	7,758	342,035	(3,682)	287,962
Net change in unrealized appreciation or depreciation on investments	694,553	3,521	672,869	16,748	524,621	12,384	350,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	643,059	3,976	463,865	24,150	847,512	15,509	639,367

Change From Unit Transactions:
Net unit transactions	(137,944)	8,691	(337,579)	(13,483)	(528,305)	(9,049)	(225,681)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(137,944)	8,691	(337,579)	(13,483)	(528,305)	(9,049)	(225,681)

TOTAL INCREASE (DECREASE) IN NET ASSETS	505,115	12,667	126,286	10,667	319,207	6,460	413,686

NET ASSETS AT DECEMBER 31, 2023	4,231,495	118,585	1,258,468	122,927	2,975,820	156,222	4,041,733

Changes From Operations:
Net investment income (loss)	48,184	1,854	(8,214)	(270)	(21,594)	7,996	(590)
Total net realized gain (loss) on investments	48,539	(2,334)	(132,724)	11,150	464,905	(440)	530,120
Net change in unrealized appreciation or depreciation on investments	(100,971)	1,711	535,507	10,525	415,510	1,238	189,615

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,248)	1,231	394,569	21,405	858,821	8,794	719,145

Change From Unit Transactions:
Net unit transactions	190,079	1	(354,683)	(19,381)	(679,474)	3,781	(555,874)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	190,079	1	(354,683)	(19,381)	(679,474)	3,781	(555,874)

TOTAL INCREASE (DECREASE) IN NET ASSETS	185,831	1,232	39,886	2,024	179,347	12,575	163,271

NET ASSETS AT DECEMBER 31, 2024	$4,417,326	$119,817	$1,298,354	$124,951	$3,155,167	$168,797	$4,205,004

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2023 and 2024

	MFS VIT Research Series - Initial Class	MFS VIT Utilities Series - Initial Class	Templeton Growth VIP Fund - Class 2
	Subaccount	Subaccount	Subaccount
NET ASSETS AT JANUARY 1, 2023	$3,774,039	$517,591	$2,001,734

Changes From Operations:
Net investment income (loss)	(5,481)	12,927	55,282
Total net realized gain (loss) on investments	267,702	35,498	(61,311)
Net change in unrealized appreciation or depreciation on investments	519,139	(63,760)	394,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	781,360	(15,335)	388,361

Change From Unit Transactions:
Net unit transactions	(357,434)	5,816	(182,017)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(357,434)	5,816	(182,017)

TOTAL INCREASE (DECREASE) IN NET ASSETS	423,926	(9,519)	206,344

NET ASSETS AT DECEMBER 31, 2023	4,197,965	508,072	2,208,078

Changes From Operations:
Net investment income (loss)	(2,496)	7,076	6,685
Total net realized gain (loss) on investments	406,824	27,782	(7,195)
Net change in unrealized appreciation or depreciation on investments	324,268	17,643	100,833

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	728,596	52,501	100,323

Change From Unit Transactions:
Net unit transactions	(534,622)	(58,420)	6,561

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(534,622)	(58,420)	6,561

TOTAL INCREASE (DECREASE) IN NET ASSETS	193,974	(5,919)	106,884

NET ASSETS AT DECEMBER 31, 2024	$4,391,939	$502,153	$2,314,962

See accompanying notes.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

The Variable Account:

Effective October 1, 2021, Lincoln Life Assurance Company of Boston, a wholly owned subsidiary of Lincoln National Life Insurance Company (“Lincoln Life”), merged with and into Lincoln Life (the “Company”). Also effective October 1, 2021, LLAC Variable Account is now known as Lincoln Life Flexible Premium Variable Life Account LMB-V (“the Variable Account”). The Variable Account is a separate investment account established by the Company to receive and invest premium payments from individual variable life insurance contracts issued by the Company. The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The assets of the Variable Account are owned by the Company. The Variable Account offers two products, as follows:

- Spectrum Select

- Spectrum Select Plus

As of January 1, 2009, the Company no longer offers Variable Life Insurance policies for sale.

Basis of Presentation:

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments:

The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of twenty-four open-ended mutual funds (the Funds) of seven management investment companies, each Fund with its own investment objective. The Funds are:

BNY Mellon Investment Adviser, Inc.:

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares

BNY Mellon Stock Index Fund, Inc. - Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares

BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares

Columbia Funds Variable Insurance Trust:

Columbia Variable Portfolio - Small Cap Value Fund - Class 1

Columbia Variable Portfolio - Strategic Income Fund - Class 1

Columbia Funds Variable Series Trust II:

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1

Columbia Variable Portfolio - Government Money Market Fund - Class 1

Columbia Variable Portfolio - Income Opportunities Fund - Class 1

Columbia Variable Portfolio - Large Cap Growth Fund - Class 1

Franklin Templeton Funds, Inc.:

Franklin Growth and Income VIP Fund - Class 2

Franklin Large Cap Growth VIP Fund - Class 2

Franklin Strategic Income VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

Invesco Variable Insurance Funds, Inc.:

Invesco V.I. American Franchise Fund - Series 1

Invesco V.I. EQV International Equity Fund - Series 1

Invesco V.I. Government Securities Fund - Series 1

Invesco V.I. Technology Fund - Series 1

MFS Variable Insurance Trust:

MFS VIT Growth Series - Initial Class

MFS VIT Investors Trust Series - Initial Class

MFS VIT Research Series - Initial Class

MFS VIT Utilities Series - Initial Class

MFS Variable Insurance Trust II:

MFS VIT II Core Equity Portfolio - Initial Class

MFS VIT II High Yield Portfolio - Initial Class

Investments in the Funds are valued at their closing net asset value ("NAV") as determined by the respective mutual fund. Transactions are recorded on the trade date. Realized gains and losses on sales of investments are computed on the basis of the identified cost of the investment sold.

Investments in the Funds are stated at fair value as determined by the closing NAV per share on December 31, 2024. NAV is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and NAV is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Dividends:

Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes:

The operations of the Variable Account are part of the operations of the Company and are not taxed separately. The Company qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on policy owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Company will review this policy and if necessary a provision may be made in future years.

Policy Loans:

Policy holders are permitted to borrow against the cash value of their account. The loan proceeds are deducted from the Variable Account and recorded in the Company’s general account as an asset.

Diversification Requirements:

Under the provisions of Section 817(h) of the Code, a variable life policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

ASU 2023-07 Considerations:

In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations.

Each subaccount of the Variable Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Variable Account using information of each fund. The Variable Account is engaged in a single line of business as a registered unit investment trust. The Variable Account is a funding vehicle for individual variable life contracts with assets owned by the Company to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Board of Directors of the Lincoln Financial Investments, Corporation as the chief operating decision maker ("CODM") as the Variable Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Variable Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Accounting Policies and Variable Account Information (see note 1). The measure of segment assets is reported on the Statements of assets and liabilities as Total Assets and significant segment expenses are listed on the Statements of operations. Refer to the Statements of operations and Statements of changes in net assets for each subaccount's operating segment results as of December 31, 2024 and 2023.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company’s Spectrum Select, a modified single payment variable universal life insurance policy, has no deductions made from purchase payments for sales charges at the time of purchase. In the event of a policy termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted and recorded on the Statements of Changes in Net Assets. Daily deductions are made from each subaccount for assumption of mortality and expense risk fees at an annual rate of 1.65% of policy value. These deductions are recorded on the Statements of Operations.

The Company’s Spectrum Select Plus, a flexible premium variable universal life insurance policy, has a deduction made from each purchase payment for taxes and sales charges at the time of purchase. In the event of a policy termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted and recorded on the Statements of Changes in Net Assets. Daily deductions are made from each subaccount for assumption of mortality and expense risk fees at an annual rate of 0.60% of policy value. These deductions are recorded on the Statements of Operations.

A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each policy holder’s account at the beginning of each month. An annual policy charge to cover the cost of policy administration is deducted from each policy holder’s account on the policy anniversary date. These charges are reported on the Statements of Changes in Net Assets.

The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its policies for distribution under federal and state securities laws.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

3.  FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable life policies as of and for each year or period in the five years ended December 31, 2024, follows:

Subaccount	Year		Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	2024		0.60%	1.65%	$54.17	$60.04	365	$20,780	23.67%	24.98%	0.00%
	2023		0.60%	1.65%	43.80	48.04	377	17,223	56.82%	58.47%	0.00%
	2022		0.60%	1.65%	27.93	30.31	1,000	28,896	-47.26%	-46.71%	0.00%
	2021		0.60%	1.65%	52.97	56.88	884	47,717	11.09%	12.26%	0.00%
	2020		0.60%	1.65%	47.68	50.67	1,857	89,160	67.22%	68.93%	0.25%

BNY Mellon Stock Index Fund, Inc. - Initial Shares	2024		0.60%	1.65%	43.26	53.42	92,669	4,824,443	22.61%	23.91%	1.18%
	2023		0.60%	1.65%	35.28	43.11	101,741	4,283,691	23.87%	25.18%	1.41%
	2022		0.60%	1.65%	28.48	34.44	112,458	3,776,935	-19.65%	-18.81%	1.27%
	2021		0.60%	1.65%	35.45	42.41	114,501	4,738,512	26.29%	27.63%	1.15%
	2020		0.60%	1.65%	28.07	33.23	125,791	4,083,406	16.08%	17.32%	1.46%

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	2024		0.60%	1.65%	27.26	36.07	2,758	81,425	22.84%	24.14%	0.54%
	2023		0.60%	1.65%	22.19	29.05	2,798	67,117	21.80%	23.08%	0.72%
	2022		0.60%	1.65%	18.22	23.60	2,854	56,185	-24.13%	-23.33%	0.49%
	2021		0.60%	1.65%	24.02	30.79	2,839	73,094	24.97%	26.24%	0.76%
	2020		0.60%	1.65%	19.22	24.39	2,923	60,313	22.17%	23.42%	1.14%

BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	2024		0.60%	1.65%	41.57	50.44	6,772	326,257	10.95%	12.13%	0.42%
	2023		0.60%	1.65%	37.47	44.98	7,872	333,856	19.00%	20.25%	0.72%
	2022		0.60%	1.65%	31.49	37.41	9,093	317,399	-19.40%	-18.55%	0.63%
	2021		0.60%	1.65%	39.07	45.93	9,253	397,807	25.06%	26.35%	0.45%
	2020		0.60%	1.65%	31.24	36.35	11,355	390,108	21.72%	22.97%	0.73%

Columbia Variable Portfolio - Asset Allocation Fund - Class 1	2020	(a)	0.60%	1.65%	18.88	23.71	-	-	11.30%	12.57%	5.15%

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	2024		0.60%	1.65%	31.72	37.40	135,014	5,008,499	13.52%	14.72%	0.00%
	2023		0.60%	1.65%	27.94	32.60	144,908	4,686,553	3.37%	4.46%	0.00%
	2022		0.60%	1.65%	27.03	31.20	137,307	4,246,396	-2.73%	-1.70%	0.00%
	2021		0.60%	1.65%	27.79	31.74	167,690	5,278,860	24.12%	25.40%	0.00%
	2020		0.60%	1.65%	22.39	25.31	184,961	4,639,546	-0.46%	0.56%	0.00%

Columbia Variable Portfolio - Government Money Market Fund - Class 1	2024		0.60%	1.65%	9.84	13.18	77,632	955,906	3.27%	4.37%	4.92%
	2023		0.60%	1.65%	9.53	12.63	76,808	904,408	3.02%	4.10%	4.48%
	2022		0.60%	1.65%	9.25	12.14	95,678	1,042,826	-0.45%	0.60%	0.97%
	2021		0.60%	1.65%	9.29	12.06	146,570	1,548,641	-1.69%	-0.58%	0.01%
	2020		0.60%	1.65%	9.45	12.13	95,561	1,069,625	-1.33%	-0.32%	0.24%

Columbia Variable Portfolio - Income Opportunities Fund - Class 1	2024		0.60%	1.65%	20.39	26.64	44,061	1,147,895	4.16%	5.27%	5.71%
	2023		0.60%	1.65%	19.57	25.31	43,316	1,069,520	9.74%	10.90%	5.17%
	2022		0.60%	1.65%	17.83	22.82	44,125	981,220	-11.48%	-10.55%	5.04%
	2021		0.60%	1.65%	20.15	25.51	48,958	1,219,602	2.81%	3.87%	9.28%
	2020		0.60%	1.65%	19.60	24.56	45,379	1,087,731	4.21%	5.28%	4.37%

Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	2024		0.60%	1.65%	32.77	47.73	21,976	948,823	29.17%	30.54%	0.00%
	2023		0.60%	1.65%	25.37	36.56	24,550	813,182	40.83%	42.31%	0.00%
	2022		0.60%	1.65%	18.01	25.69	29,286	684,859	-32.51%	-31.79%	0.00%
	2021		0.60%	1.65%	26.69	37.67	29,389	1,004,963	26.61%	27.96%	0.00%
	2020		0.60%	1.65%	21.08	29.44	34,318	908,533	32.53%	33.95%	0.00%

Subaccount	Year	Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

Columbia Variable Portfolio - Small Cap Value Fund - Class 1	2024	0.60%	1.65%	70.79	93.89	33,539	3,100,482	7.08%	8.21%	0.80%
	2023	0.60%	1.65%	66.11	86.76	34,541	2,943,177	19.95%	21.22%	0.75%
	2022	0.60%	1.65%	55.11	71.58	38,078	2,672,695	-10.19%	-9.24%	0.70%
	2021	0.60%	1.65%	61.37	78.86	42,453	3,283,810	27.09%	28.42%	0.68%
	2020	0.60%	1.65%	48.29	61.41	47,989	2,878,015	7.07%	8.16%	0.60%

Columbia Variable Portfolio - Strategic Income Fund - Class 1	2024	0.60%	1.65%	24.08	30.95	39,961	1,201,870	2.98%	4.07%	4.56%
	2023	0.60%	1.65%	23.39	29.74	38,382	1,109,608	7.88%	9.02%	3.59%
	2022	0.60%	1.65%	21.68	27.28	39,073	1,033,734	-12.82%	-11.90%	2.72%
	2021	0.60%	1.65%	24.86	30.96	43,150	1,296,101	0.40%	1.47%	5.57%
	2020	0.60%	1.65%	24.76	30.51	39,513	1,167,125	5.12%	6.20%	3.28%

Franklin Growth and Income VIP Fund - Class 2	2024	0.60%	1.65%	38.29	44.01	94,880	4,130,981	16.05%	17.28%	2.32%
	2023	0.60%	1.65%	32.99	37.52	105,436	3,918,991	7.20%	8.33%	2.15%
	2022	0.60%	1.65%	30.78	34.64	103,698	3,555,471	-8.33%	-7.36%	2.85%
	2021	0.60%	1.65%	33.57	37.39	119,323	4,418,526	23.19%	24.51%	2.49%
	2020	0.60%	1.65%	27.25	30.03	128,645	3,829,912	3.84%	4.91%	3.42%

Franklin Large Cap Growth VIP Fund - Class 2	2024	0.60%	1.65%	39.54	48.93	9,670	418,639	24.22%	25.54%	0.00%
	2023	0.60%	1.65%	31.83	38.98	10,327	358,034	38.15%	39.60%	0.00%
	2022	0.60%	1.65%	23.04	27.92	13,849	341,088	-37.57%	-36.92%	0.00%
	2021	0.60%	1.65%	36.91	44.26	12,551	489,930	13.39%	14.57%	0.00%
	2020	0.60%	1.65%	32.55	38.63	14,795	505,386	42.33%	43.79%	0.00%

Franklin Strategic Income VIP Fund - Class 2	2024	0.60%	1.65%	20.61	25.97	66,129	1,669,794	2.31%	3.40%	4.52%
	2023	0.60%	1.65%	20.15	25.12	63,123	1,542,824	6.42%	7.54%	4.39%
	2022	0.60%	1.65%	18.93	23.36	62,946	1,429,642	-12.21%	-11.28%	4.18%
	2021	0.60%	1.65%	21.57	26.33	68,681	1,759,916	0.47%	1.50%	3.24%
	2020	0.60%	1.65%	21.47	25.94	63,534	1,600,280	1.78%	2.83%	4.34%

Invesco V.I. American Franchise Fund - Series 1	2024	0.60%	1.65%	27.14	41.48	19,370	683,196	32.67%	34.08%	0.00%
	2023	0.60%	1.65%	20.46	30.93	23,292	606,490	38.63%	40.09%	0.00%
	2022	0.60%	1.65%	14.76	22.08	28,535	526,667	-32.24%	-31.52%	0.00%
	2021	0.60%	1.65%	21.78	32.25	27,315	730,270	10.11%	11.25%	0.00%
	2020	0.60%	1.65%	19.78	28.99	28,840	691,304	40.09%	41.53%	0.07%

Invesco V.I. EQV International Equity Fund - Series 1	2024	0.60%	1.65%	15.66	22.88	196,611	4,417,326	-1.04%	0.01%	1.75%
	2023	0.60%	1.65%	15.83	22.88	188,518	4,231,495	16.22%	17.44%	0.20%
	2022	0.60%	1.65%	13.62	19.48	194,940	3,726,380	-19.64%	-18.79%	1.65%
	2021	0.60%	1.65%	16.95	23.99	199,706	4,699,212	4.18%	5.27%	1.33%
	2020	0.60%	1.65%	16.27	22.79	188,059	4,186,939	12.18%	13.33%	2.17%

Invesco V.I. Government Securities Fund - Series 1	2024	0.60%	1.65%	14.32	18.57	6,929	119,817	0.05%	1.11%	2.48%
	2023	0.60%	1.65%	14.31	18.37	7,061	118,586	2.91%	4.00%	2.08%
	2022	0.60%	1.65%	13.90	17.66	6,574	105,918	-11.76%	-10.83%	1.78%
	2021	0.60%	1.65%	15.76	19.81	7,550	138,398	-3.84%	-2.84%	2.37%
	2020	0.60%	1.65%	16.39	20.39	8,679	162,400	4.58%	5.65%	2.38%

Invesco V.I. Technology Fund - Series 1	2024	0.60%	1.65%	51.26	66.82	25,225	1,298,354	33.46%	32.06%	0.00%
	2023	0.60%	1.65%	38.41	50.60	32,627	1,258,468	46.07%	44.55%	0.00%
	2022	0.60%	1.65%	26.30	35.00	42,873	1,132,182	-40.31%	-40.93%	0.00%
	2021	0.60%	1.65%	44.05	59.26	30,982	1,369,785	12.53%	13.71%	0.00%
	2020	0.60%	1.65%	38.74	52.66	31,012	1,206,038	43.79%	45.27%	0.00%

MFS VIT II Core Equity Portfolio - Initial Class	2024	0.60%	1.65%	41.15	48.72	2,652	124,951	18.13%	19.39%	0.57%
	2023	0.60%	1.65%	34.84	40.80	3,098	122,927	21.13%	22.41%	0.52%
	2022	0.60%	1.65%	28.76	33.34	3,499	112,260	-18.62%	-17.76%	0.30%
	2021	0.60%	1.65%	35.34	40.54	3,586	139,144	23.26%	24.59%	0.52%
	2020	0.60%	1.65%	28.67	32.54	4,684	143,102	16.82%	18.02%	0.68%

Subaccount	Year	Minimum Fee Rate (1)	Maximum Fee Rate (1)	Minimum Unit Value (2)	Maximum Unit Value (2)	Units Outstanding	Net Assets	Minimum Total Return (3)	Maximum Total Return (3)	Investment Income Ratio (4)

MFS VIT Growth Series - Initial Class	2024	0.60%	1.65%	32.06	54.31	60,919	3,155,167	29.30%	30.68%	0.00%
	2023	0.60%	1.65%	24.79	41.56	75,057	2,975,820	33.65%	35.05%	0.00%
	2022	0.60%	1.65%	18.55	30.78	90,584	2,656,613	-32.75%	-32.04%	0.00%
	2021	0.60%	1.65%	27.59	45.29	79,537	3,418,083	21.54%	22.80%	0.00%
	2020	0.60%	1.65%	22.70	36.88	85,275	2,989,785	29.76%	31.09%	0.00%

MFS VIT II High Yield Portfolio - Initial Class	2024	0.60%	1.65%	24.01	30.29	6,544	168,797	5.17%	6.28%	6.24%
	2023	0.60%	1.65%	22.83	28.50	6,420	156,222	10.57%	11.74%	5.75%
	2022	0.60%	1.65%	20.65	25.51	6,875	149,762	-11.98%	-11.05%	5.21%
	2021	0.60%	1.65%	23.46	28.67	7,551	186,001	1.82%	2.87%	4.79%
	2020	0.60%	1.65%	23.04	27.87	7,866	189,138	3.41%	4.47%	5.43%

MFS VIT Investors Trust Series - Initial Class	2024	0.60%	1.65%	39.89	50.23	85,551	4,205,004	17.56%	18.80%	0.69%
	2023	0.60%	1.65%	33.94	42.28	97,664	4,041,733	17.04%	18.27%	0.71%
	2022	0.60%	1.65%	29.00	35.75	103,621	3,628,047	-17.85%	-16.99%	0.63%
	2021	0.60%	1.65%	35.30	43.06	106,895	4,509,640	24.73%	26.05%	0.64%
	2020	0.60%	1.65%	28.30	34.16	115,835	3,883,238	12.06%	13.21%	0.58%

MFS VIT Research Series - Initial Class	2024	0.60%	1.65%	35.14	50.10	89,419	4,391,939	16.92%	18.16%	0.61%
	2023	0.60%	1.65%	30.06	42.40	100,886	4,197,965	20.42%	21.69%	0.50%
	2022	0.60%	1.65%	24.96	34.84	110,432	3,774,039	-18.56%	-17.71%	0.46%
	2021	0.60%	1.65%	30.65	42.34	112,275	4,662,572	22.75%	24.06%	0.55%
	2020	0.60%	1.65%	24.97	34.13	121,361	4,065,297	14.74%	15.92%	0.66%

MFS VIT Utilities Series - Initial Class	2024	0.60%	1.65%	39.12	57.90	9,841	502,153	9.82%	10.99%	2.31%
	2023	0.60%	1.65%	35.62	52.16	11,224	508,072	-3.71%	-2.69%	3.45%
	2022	0.60%	1.65%	36.99	53.61	11,115	517,591	-0.89%	0.15%	2.23%
	2021	0.60%	1.65%	37.32	53.53	13,226	621,443	12.21%	13.41%	1.76%
	2020	0.60%	1.65%	33.26	47.20	14,329	601,425	4.22%	5.29%	2.33%

Templeton Growth VIP Fund - Class 2	2024	0.60%	1.65%	22.10	24.50	94,830	2,314,962	3.67%	4.77%	0.94%
	2023	0.60%	1.65%	21.32	23.39	94,729	2,208,078	19.04%	20.29%	3.27%
	2022	0.60%	1.65%	17.91	19.44	103,429	2,001,734	-12.95%	-12.03%	0.15%
	2021	0.60%	1.65%	20.57	22.10	114,167	2,511,203	3.16%	4.25%	1.08%
	2020	0.60%	1.65%	19.94	21.20	104,941	2,214,340	4.11%	5.18%	2.57%

(a)	For the period from January 1, 2020 through April 24, 2020 (date of merger).
(1)	These amounts represent the annualized minimum and maximum policy expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(2)	As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(3)	These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(4)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Amounts may not appear to foot/crossfoot/calculate due to rounding.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2024:

	Aggregate	Aggregate
	Cost of	Proceeds
Subaccount	Purchases	from Sales

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	$602	$1,480
BNY Mellon Stock Index Fund, Inc. - Initial Shares	394,221	529,023
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	1,815	3,134
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	35,707	59,184
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	255,507	638,321
Columbia Variable Portfolio - Government Money Market Fund - Class 1	189,643	138,144
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	168,219	91,133
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	49,780	161,072
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	574,094	524,155
Columbia Variable Portfolio - Strategic Income Fund - Class 1	168,872	77,674
Franklin Growth and Income VIP Fund - Class 2	275,324	565,936
Franklin Large Cap Growth VIP Fund - Class 2	48,367	36,095
Franklin Strategic Income VIP Fund - Class 2	243,958	108,295
Invesco V.I. American Franchise Fund - Series 1	10,115	131,540
Invesco V.I. EQV International Equity Fund - Series 1	712,412	451,588
Invesco V.I. Government Securities Fund - Series 1	18,729	16,874
Invesco V.I. Technology Fund - Series 1	115,771	421,090
MFS VIT II Core Equity Portfolio - Initial Class	9,483	23,985
MFS VIT Growth Series - Initial Class	377,211	845,110
MFS VIT II High Yield Portfolio - Initial Class	17,701	5,924
MFS VIT Investors Trust Series - Initial Class	443,243	710,226
MFS VIT Research Series - Initial Class	380,260	666,521
MFS VIT Utilities Series - Initial Class	68,606	105,573
Templeton Growth VIP Fund - Class 2	257,018	236,524

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2024:

		Net	Fair
	Shares	Asset	Value of	Cost of
Subaccount	Owned	Value	Shares	Shares

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	590	$35.22	$20,780	$14,201
BNY Mellon Stock Index Fund, Inc. - Initial Shares	60,487	79.76	4,824,443	3,480,240
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	1,467	55.51	81,425	58,845
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	8,941	36.49	326,257	339,664
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	110,587	45.29	5,008,499	3,056,681
Columbia Variable Portfolio - Government Money Market Fund - Class 1	955,906	1.00	955,906	955,906
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	180,771	6.35	1,147,895	1,254,462
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	19,380	48.96	948,823	365,109
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	230,862	13.43	3,100,482	2,866,605
Columbia Variable Portfolio - Strategic Income Fund - Class 1	324,830	3.70	1,201,870	1,307,090
Franklin Growth and Income VIP Fund - Class 2	579,380	7.13	4,130,981	4,043,136
Franklin Large Cap Growth VIP Fund - Class 2	20,166	20.76	418,639	380,826
Franklin Strategic Income VIP Fund - Class 2	186,569	8.95	1,669,794	1,822,731
Invesco V.I. American Franchise Fund - Series 1	8,590	79.53	683,196	513,661
Invesco V.I. EQV International Equity Fund - Series 1	131,782	33.52	4,417,326	4,672,319
Invesco V.I. Government Securities Fund - Series 1	11,712	10.23	119,817	132,645
Invesco V.I. Technology Fund - Series 1	54,553	23.80	1,298,354	757,923
MFS VIT II Core Equity Portfolio - Initial Class	3,953	31.61	124,951	106,427
MFS VIT Growth Series - Initial Class	43,039	73.31	3,155,167	2,731,501
MFS VIT II High Yield Portfolio - Initial Class	33,625	5.02	168,797	182,037
MFS VIT Investors Trust Series - Initial Class	105,813	39.74	4,205,004	3,428,401
MFS VIT Research Series - Initial Class	123,404	35.59	4,391,939	3,693,138
MFS VIT Utilities Series - Initial Class	14,674	34.22	502,153	485,797
Templeton Growth VIP Fund - Class 2	185,494	12.48	2,314,962	1,966,526

Note: Fair Value of Shares may not appear to calculate due to rounding.

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2024, is as follows:

	Units	Units	Net Increase
Subaccount	Issued	Redeemed	(Decrease)

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	11	(23)	(12)
BNY Mellon Stock Index Fund, Inc. - Initial Shares	1,066	(10,138)	(9,072)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	27	(67)	(40)
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	225	(1,325)	(1,100)
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	7,143	(17,037)	(9,894)
Columbia Variable Portfolio - Government Money Market Fund - Class 1	11,723	(10,899)	824
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	4,104	(3,359)	745
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	1,204	(3,778)	(2,574)
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	4,736	(5,738)	(1,002)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	3,926	(2,347)	1,579
Franklin Growth and Income VIP Fund - Class 2	2,398	(12,954)	(10,556)
Franklin Large Cap Growth VIP Fund - Class 2	94	(751)	(657)
Franklin Strategic Income VIP Fund - Class 2	6,846	(3,840)	3,006
Invesco V.I. American Franchise Fund - Series 1	272	(4,194)	(3,922)
Invesco V.I. EQV International Equity Fund - Series 1	26,406	(18,313)	8,093
Invesco V.I. Government Securities Fund - Series 1	874	(1,006)	(132)
Invesco V.I. Technology Fund - Series 1	1,263	(8,665)	(7,402)
MFS VIT II Core Equity Portfolio - Initial Class	79	(525)	(446)
MFS VIT Growth Series - Initial Class	2,851	(16,989)	(14,138)
MFS VIT II High Yield Portfolio - Initial Class	280	(156)	124
MFS VIT Investors Trust Series - Initial Class	2,583	(14,696)	(12,113)
MFS VIT Research Series - Initial Class	2,163	(13,630)	(11,467)
MFS VIT Utilities Series - Initial Class	795	(2,178)	(1,383)
Templeton Growth VIP Fund - Class 2	9,181	(9,080)	101

Lincoln Life Flexible Premium Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2023, is as follows:

	Units	Units	Net Increase
Subaccount	Issued	Redeemed	(Decrease)

BNY Mellon Investment Portfolios - Technology Growth Portfolio - Initial Shares	16	(639)	(623)
BNY Mellon Stock Index Fund, Inc. - Initial Shares	1,347	(12,064)	(10,717)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	31	(87)	(56)
BNY Mellon Variable Investment Fund - Appreciation Portfolio - Initial Shares	192	(1,413)	(1,221)
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	20,340	(12,739)	7,601
Columbia Variable Portfolio - Government Money Market Fund - Class 1	27,571	(46,441)	(18,870)
Columbia Variable Portfolio - Income Opportunities Fund - Class 1	3,430	(4,239)	(809)
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	363	(5,099)	(4,736)
Columbia Variable Portfolio - Small Cap Value Fund - Class 1	1,652	(5,189)	(3,537)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	2,813	(3,504)	(691)
Franklin Growth and Income VIP Fund - Class 2	10,615	(8,877)	1,738
Franklin Large Cap Growth VIP Fund - Class 2	78	(3,600)	(3,522)
Franklin Strategic Income VIP Fund - Class 2	5,614	(5,437)	177
Invesco V.I. American Franchise Fund - Series 1	379	(5,622)	(5,243)
Invesco V.I. EQV International Equity Fund - Series 1	14,732	(21,154)	(6,422)
Invesco V.I. Government Securities Fund - Series 1	713	(226)	487
Invesco V.I. Technology Fund - Series 1	1,185	(11,431)	(10,246)
MFS VIT II Core Equity Portfolio - Initial Class	72	(473)	(401)
MFS VIT Growth Series - Initial Class	1,303	(16,830)	(15,527)
MFS VIT II High Yield Portfolio - Initial Class	251	(706)	(455)
MFS VIT Investors Trust Series - Initial Class	2,504	(8,461)	(5,957)
MFS VIT Research Series - Initial Class	2,261	(11,807)	(9,546)
MFS VIT Utilities Series - Initial Class	824	(715)	109
Templeton Growth VIP Fund - Class 2	4,334	(13,034)	(8,700)

Lincoln Life Flexible Premium

Variable Life Account LMB-V

NOTES TO FINANCIAL STATEMENTS (Continued)

7. SUBSEQUENT EVENTS

Management evaluated subsequent events through the date at which the Variable Account's financial statements were available to be issued, and determined there were no matters to be disclosed.